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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. Name and address of insurer:
                       Wells Fargo Variable Trusts Fund
                         525 Market Street, 12th Floor
                            San Francisco, CA 94105

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

   VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund, VT Total Return Bond Fund

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3.    Investment Company Act File Number:                         811-09255

      Securities Act File Number:                                  33-74283

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4(a). Last day of fiscal year for which this Form is filed:        12/31/06

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4(b). [_] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [_] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                       $406,737,546
                                                                   ------------

      (ii)    Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year:                       $629,291,740
                                                 ------------

      (iii)   Aggregate price of
              securities redeemed or
              repurchased during any
              PRIOR fiscal year ending no
              earlier than October 11,
              1995 that were not
              previously used to reduce
              registration fees payable
              to the Commission:                 $258,683,994
                                                 ------------

      (iv)    Total available redemption
              credits [add Items 5(ii)
              and 5(iii)]:                                         $887,975,734
                                                                   ------------

      (v)     Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                         $           0
                                                                  -------------

      -------------------------------------------------------
      (vi)    Redemption credits                 $481,238,188
              available for use in future        ------------
              years - if Item 5(i) is
              less than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i):

      -------------------------------------------------------
      (vii)   Multiplier for determining
              registration fee (See
              Instruction C.9):                             X         0.0000307
                                                                  -------------

      (viii)  Registration fee due
              [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no
              fee is due):                                  =                 0
                                                                  -------------
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6.    Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
      ______________________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                           +$
                                                                  -------------
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8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
                                                           +$                 0
                                                                  -------------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

              [X] Wire Transfer
              [_] Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*:   A. Erdem Cimen
                                   Treasurer
      Date:  3/21/07
    *Please print the name and title of the signing officer below the signature.


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